Gains or losses on non-current assets held for sale not classified as discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of gains or losses on non-current assets held for sale that were not classified as discontinued operations
The detail of Gains/(losses) on non-current assets held for sale not classified as discontinued operations is as follows:

EUR million
Net balance	2022	2021	2020
Tangible assets	7	(52)	(171)
Impairment (note 12)	(94)	(141)	(215)
Gain (loss) on sale (note 12)	101	89	44
Other gains and other losses	—	9	—
	7	(43)	(171)